Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year (1)	SCT Total for CEO 1 (Nabi) ($)	CAP CEO 1 (Nabi) ($)(2)(3)	SCT Total for CEO 2 (Strobel) ($)	CAP to CEO 2 (Strobel) ($)(2)(3)	SCT Total for non-CEO NEOs ($)	Average CAP to non-CEO NEOs ($)(2)(3)	Coty TSR ($)(4)	Peer Group TSR ($)(5)	Net Income ($)	Adjusted EBITDA ($) (6)
2022	3,557,753	(18,742,247)	—	—	3,580,579	2,314,036	63.00	136.70	55,500,000	905,300,000
2023	149,429,486	194,979,486	—	—	3,469,850	7,144,903	93.40	161.80	495,000,000	972,800,000
2024	7,250,579	(28,424,421)	—	—	4,985,708	2,001,940	78.50	124.00	76,200,000	1,091,100,000
2025	19,691,333	(46,397,208)	—	—	1,488,779	(1,891,172)	104.00	109.10	(381,100,000)	1,081,700,000
2026	3,641,184	(145,274)	11,088,860	3,567,778	1,265,301	256,897	23.13	77.44	(618,000,000)	846,900,000

Named Executive Officers, Footnote	The following table shows the CEO and Non-CEO NEOs for each of fiscal 2022, 2023, 2024, 2025 and 2026:

Year	CEO	Non-CEO NEOs (b)
2022	Sue Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Gordon von Bretten
2023	Sue Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Gordon von Bretten
2024	Sue Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Priya Srinivasan, Gordon von Bretten
2025	Sue Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Priya Srinivasan
2026 (a)	Sue Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Gordon von Bretten (c)
Markus Strobel
(a) Ms. Nabi ceased being Coty’s CEO effective as of December 31, 2025, and Mr. Strobel was appointed our CEO effective as of January 1, 2026.
(b) For fiscal years 2022 through 2026, the other NEOs included, Laurent Mercier, Chief Financial Officer; Kristin Blazewicz, Chief Legal Officer, General Counsel; and Anna von Bayern, Chief Corporate Affairs Officer. In addition, other NEOs included Gordon von Bretten serving as President, Consumer Beauty for a portion of the fiscal year 2026 and serving as Chief Transformation Officer from 2021 to 2023 and for a portion of the fiscal year 2024. Priya Srinivasan, served as an NEO as our Chief People and Purpose Officer for fiscal 2024 and fiscal 2025.
(c) Although Mr. von Bretten is an NEO, he is serving pursuant to a secondment arrangement. As a seconded employee, Mr. von Bretten did not participate in the 2026 compensation arrangements for executive officers.

Peer Group Issuers, Footnote	The peer TSR reflects the TSR of the S&P 500 Index and the peer group reported in the Company’s Stock Performance Graph in the 2026 Annual Report on Form 10-K. The Peer Group includes L'Oréal S.A., Inc., Estée Lauder Companies, Inc., Beiersdorf AG, Shiseido Company, Limited and Inter Parfums Inc. (the “Peer Group”). In fiscal 2023, we added Beiersdorf AG to our Form 10-K peer group to replace Revlon, Inc. following its delisting from the New York Stock Exchange. The returns of each company in the Peer Group have been weighted according to their respective stock market capitalization at the beginning of the measurement period for purposes of arriving at a Peer Group average.
Adjustment To PEO Compensation, Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate “compensation actually paid” to Ms. Nabi and Mr. Strobel and the average “compensation actually paid” to our Non-CEO NEOs for fiscal year 2026.

CEO Compensation Actually Paid	2026 Nabi	2026 Strobel	Average for 2026 Non-CEO NEOs
Summary Compensation Table Total Compensation	$3,641,184	$11,088,860	$1,265,301
(Minus) Grant Date Fair Value of Awards Granted During the Year	$—	$(10,440,001)	$(203,678)
Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	$—	$2,918,920	$140,109
Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	$(3,786,458)	$—	$(56,502)
Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	$—	$—	$(888,334)
Compensation Actually Paid	$(145,274)	$3,567,778	$256,897

Non-PEO NEO Average Total Compensation Amount	$ 1,265,301	$ 1,488,779	$ 4,985,708	$ 3,469,850	$ 3,580,579
Non-PEO NEO Average Compensation Actually Paid Amount	$ 256,897	(1,891,172)	2,001,940	7,144,903	2,314,036
Compensation Actually Paid vs. Total Shareholder Return	CEO 1, CEO 2 and Non-CEO CAP vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	CEO 1 and CEO 2 CAP vs. Net Income and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure	CEO 1 and CEO 2 CAP vs. Net Income and Adjusted EBITDA
Total Shareholder Return Vs Peer Group
Tabular List, Table	Financial Performance Measures Adjusted EBITDA Adjusted Operating Income Net Revenue Growth (LFL)
Total Shareholder Return Amount	$ 23.13	104.00	78.50	93.40	63.00
Peer Group Total Shareholder Return Amount	77.44	109.10	124.00	161.80	136.70
Net Income (Loss)	$ (618,000,000)	$ (381,100,000)	$ 76,200,000	$ 495,000,000	$ 55,500,000
Company Selected Measure Amount	846,900,000	1,081,700,000	1,091,100,000	972,800,000	905,300,000
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718. Please refer to the notes to our audited consolidated financial statements included in our Annual Report for the relevant assumptions used to determine the valuation of our awards.Pursuant to SEC Rules, the total shareholder return (“TSR”) figures assume an initial investment of $100. The TSR is cumulative for the measurement periods beginning on June 30, 2021 and ending on each of June 30, 2022, 2023, 2024, 2025 and 2026, respectively, calculated in accordance with Item 201(e) of Regulation S-K. and the TSR of the S&P 500 Index over the same periods. In addition, as noted above, a portion of our executive compensation program is tied to long-term stockholder returns through stock-based compensation that vests over many years. The Company believes that this emphasis on stock-based compensation is appropriate as the employee NEOs have the greatest role in establishing the Company’s direction and therefore should have the greatest proportion of their compensation aligned with the long-term interests of stockholders. Changes in the value of these restricted stock awards during a particular fiscal year are driven by stockholder returns in that fiscal year. Our executives’ compensation is negatively impacted if our stock price is flat or declines and is favorably impacted if the stock price increases and performs favorably. As a result, our share price performance significantly affects Compensation Actually Paid. The amounts actually realized under these awards will depend on and align directly with our future stock price performance over the terms of the awards.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. For a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measure, please see our earnings release for the fourth quarter and full year ended June 30, 2026 furnished as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on August 19, 2026.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue Growth (LFL)
Sue Nabi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,641,184	$ 19,691,333	$ 7,250,579	$ 149,429,486	$ 3,557,753
PEO Actually Paid Compensation Amount	$ (145,274)	$ (46,397,208)	$ (28,424,421)	$ 194,979,486	$ (18,742,247)
PEO Name	Sue Nabi	Sue Nabi	Sue Nabi	Sue Nabi	Sue Nabi
Markus Strobel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,088,860
PEO Actually Paid Compensation Amount	$ 3,567,778
PEO Name	Markus Strobel
PEO | Sue Nabi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Sue Nabi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sue Nabi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sue Nabi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,786,458)
PEO | Markus Strobel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,440,001)
PEO | Markus Strobel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Markus Strobel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,918,920
PEO | Markus Strobel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,678)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(888,334)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,109
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,502)